Bank Loans - Schedule of Future Long Term Loan Obligations (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Long Term Loan Obligations [Abstract]
Within 1 year	$ 731,476
1-2 year	1,428,751
2-3 year	898,291
Total	$ 3,058,518